iShares
®
Morningstar Multi-Asset Income ETF
Schedule of Investments
(unaudited)
October 31, 2022
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  14 .7%
iShares Preferred and Income Securities ETF ...... 683,780 $ 20,862,128
a
Domestic Real Estate  —  4 .5%
iShares Mortgage Real Estate ETF ............. 266,743 6,289,800
a
International Equity  —  19 .1%
iShares Emerging Markets Dividend ETF ......... 588,408 13,533,384
iShares International Select Dividend ETF ........ 568,641 13,505,224
27,038,608
a
International Fixed Income  —  19 .9%
iShares J.P. Morgan EM Local Currency Bond ETF .. 226,985 7,315,727
iShares J.P. Morgan USD Emerging Markets Bond ETF 265,527 20,950,080
28,265,807
a
Non-Investment Grade Bonds  —  41 .7%
iShares 1-5 Year Investment Grade Corporate Bond
ETF ................................ 456,753 22,408,302
iShares 5-10 Year Investment Grade Corporate Bond
ETF ................................ 149,764 7,172,198
Security Shares Value
a
Non-Investment Grade Bonds — 41.7% (continued)
iShares iBoxx $ High Yield Corporate Bond ETF
(b)
... 403,317 $ 29,615,567
59,196,067
a
Total Long-Term Investments — 99.9%
(Cost: $ 171,797,019 ) ................................ 141,652,410
a
Short-Term Securities
Money Market Funds  —  21 .8%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.29%
(a) (c) (d)
...................... 30,769,780 30,763,626
BlackRock Cash Funds: Treasury, SL Agency Shares ,
2.97%
(a) (c)
............................ 209,181 209,181
a
Total Short-Term Securities — 21.8%
(Cost: $ 30,974,885 ) ................................. 30,972,807
Total Investments — 121.7%
(Cost: $ 202,771,904 ) ................................ 172,625,217
Liabilities in Excess of Other Assets — ( 21 .7 ) % .............. (30,780,863)
Net Assets — 100.0% ................................. $ 141,844,354
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/22
  Shares
Held at
10/31/22 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 39,860,940 $ — $ (9,093,718)
(a)
$ 4,953 $ (8,549) $ 30,763,626 30,769,780 $ 176,822
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 218,181 — (9,000)
(a)
— — 209,181 209,181 1,846 —
iShares 10-20 Year
Treasury Bond
ETF
(c)
........ 7,230,837 139,144 (7,021,936) (1,990,530) 1,642,485 — — 13,250 —
iShares 1-5 Year
Investment Grade
Corporate Bond
ETF ......... — 25,727,458 (2,648,424) (54,161) (616,571) 22,408,302 456,753 90,897 —
iShares 20+ Year
Treasury Bond
ETF
(c)
........ 1,761,215 33,794 (1,711,500) (720,818) 637,309 — — 3,195 —
iShares 5-10 Year
Investment Grade
Corporate Bond
ETF ......... — 8,509,020 (851,215) (39,053) (446,554) 7,172,198 149,764 42,441 —
iShares Emerging
Markets Dividend
ETF ......... 15,178,051 2,364,118 (2,187,898) (184,309) (1,636,578) 13,533,384 588,408 493,123 —
iShares iBoxx $ High
Yield Corporate
Bond ETF ..... 36,322,148 1,302,295 (5,792,959) (517,543) (1,698,374) 29,615,567 403,317 455,048 —

Schedule of Investments
(unaudited) (continued)
October 31, 2022
iShares
®
Morningstar Multi-Asset Income ETF
2
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates (continued)
Affiliated Issuer
Value at
07/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/22
  Shares
Held at
10/31/22 Income
  Capital
Gain
Distributions
from
Underlying
Funds
iShares International
Select Dividend
ETF ......... $ 15,872,729 $ 2,166,171 $ (2,139,801) $ (175,790) $ (2,218,085) $ 13,505,224 568,641 $ 376,048 $ —
iShares J.P. Morgan
EM Local Currency
Bond ETF ..... 8,665,321 322,573 (1,210,206) (183,412) (278,549) 7,315,727 226,985 — —
iShares J.P. Morgan
USD Emerging
Markets Bond ETF 26,245,540 954,685 (3,591,666) (234,796) (2,423,683) 20,950,080 265,527 299,536 —
iShares MBS ETF
(c)
27,259,009 526,115 (26,773,527) (2,705,329) 1,693,732 — — 49,960 —
iShares Mortgage
Real Estate ETF . 4,149,829 4,735,875 (855,394) (156,382) (1,584,128) 6,289,800 266,743 197,218 —
iShares Preferred and
Income Securities
ETF ......... 28,075,697 993,761 (4,973,341) (512,796) (2,721,193) 20,862,128 683,780 369,977 —
iShares U.S. Real
Estate ETF
(c)
... 5,093,413 101,931 (4,898,801) (229,475) (67,068) — — — —
$ (7,699,441) $ (9,725,806)
$ 172,625,217
$ 2,569,361 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 141,652,410 $ — $ — $ 141,652,410
Short-Term Securities
Money Market Funds ...................................... 30,972,807 — — 30,972,807
$ 172,625,217 $ — $ — $ 172,625,217